Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	$ (3)	$ 3
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	(3)		$ 3
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude Oil and Condensate [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	3	5
Risk Management Liability	6	2
Risk Management Net	$ (3)	$ 3